TAX-FREE HIGH GRADE PORTFOLIO BOND FUND II FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount			Issuer	Coupon	Maturity Date	Value

Puerto Rico Agencies Bonds and Notes - 0.64% of net assets applicable to common shareholders, total cost of $256,000
$ 12,000		G	Puerto Rico Sales Tax	4.50%	07/01/34	$ 12,000
6,000		G	Puerto Rico Sales Tax	4.55%	07/01/40	5,977
43,000		G	Puerto Rico Sales Tax	4.75%	07/01/53	40,041
109,000		G	Puerto Rico Sales Tax	5.00%	07/01/58	103,621
60,000		G	Puerto Rico Sales Tax	4.33%	07/01/40	59,130
2,000		G	Puerto Rico Sales Tax	4.54%	07/01/53	1,787
24,000		G	Puerto Rico Sales Tax	4.78%	07/01/58	22,159

$ 256,000						$ 244,715

Puerto Rico Agencies Zero Coupons Bonds - 0.32% of net assets applicable to common shareholder, total cost of $121,355
$ 11,000		H	Puerto Rico Sales Tax	0.00%	07/01/27	$ 6,729
11,000		H	Puerto Rico Sales Tax	0.00%	07/01/29	9,884
14,000		H	Puerto Rico Sales Tax	0.00%	07/01/31	11,637
16,000		H	Puerto Rico Sales Tax	0.00%	07/01/33	12,294
152,000		H	Puerto Rico Sales Tax	0.00%	07/01/46	53,259
124,000		H	Puerto Rico Sales Tax	0.00%	07/01/51	31,624

$ 328,000						$ 125,427

Principal Outstanding Amount

Mortgage-Backed Securities - 0.66% of net assets applicable to common shareholders, total cost of $653,994
$ 442,109			Puerto Rico Housing Finance Authority	4.00%	09/29/29	$ 161,547
214,785			Puerto Rico Housing Finance Authority	5.00%	09/29/29	92,529

$ 656,894	A					$ 254,077

Puerto Rico GNMA Taxable - 0.78% of net assets applicable to common shareholders, total cost of $314,003
$ 28,572			GNMA Pool 572109	6.00%	05/15/34	$ 27,794
285,431			GNMA Pool 572129	6.00%	09/15/34	270,730

$ 314,003	B					$ 298,524

Puerto Rico FNMA Taxable - 1.37% of net assets applicable to common shareholders, total cost of $627,889
$ 329,983			FNMA Pool 823332	5.50%	07/01/35	$ 306,452
128,560			FNMA Pool 909119	6.00%	11/01/37	106,827
139,008			FNMA Pool 695395	6.00%	06/01/33	88,715
30,339			FNMA Pool 695403	5.00%	06/01/33	27,136

$ 627,890	C					$ 529,131

Puerto Rico Freddie Mac Taxable - 0.43% of net assets applicable to common shareholder, total cost of $171,577
$ 171,577	D		FHLMC Pool A65268	6.00%	08/01/37	$ 165,551

Face Amount

US Government, Agency and Instrumentalities - 60.81% of net assets applicable to common shareholders, total cost of $26,255,107
$ 5,000,000		E	Federal Home Loan Bank	2.07%	06/29/40	$ 3,512,695
1,500,000		E	Federal Home Loan Bank	5.50%	07/15/36	1,633,167
5,000,000		E	Federal Home Loan Bank	2.17%	06/08/40	3,508,780
4,500,000			Federal Home Loan Bank	5.87%	04/10/45	4,496,760
10,000,000			Tennessee Valley Authority	4.70%	07/15/33	10,266,890

$ 26,000,000						$ 23,418,292

US Municipals - 52.09% of net assets applicable to common shareholders, total cost of $23,046,877
$ 5,000,000			Texas State Highway Improvement General Obligation	3.21%	04/01/44	$ 4,079,665
2,625,000		F	Texas State Water District	2.25%	06/01/42	1,913,649
4,000,000		F	Dormitory Authority of the State of New York	3.80%	08/01/29	3,983,676
5,000,000		F	Dormitory Authority of the State of New York	2.25%	08/01/37	3,853,745
6,300,000		F	Dormitory Authority of the State of New York	4.20%	11/01/30	6,231,481

$ 22,925,000						$ 20,062,216

Total investments (117.10% of net assets applicable to common shareholders)						$ 45,097,931
Other Assets and Liabilities (-17.10% of net assets applicable to common shareholders)						(6,586,126)

Net assets applicable to common shareholders - 100%						$ 38,511,806

Face Amount						Value

Securities Sold Under Reverse Repurchase Agreements - 20.20% of net assets applicable to common shareholders
$ 7,781,000			Reverse Repurchase Agreements with Goldman Sachs			$ 7,781,000

			3.88% due April 7, 2026

A

Certificates represent limited obligations of the authority, payable from and secured by certain mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) or issued by the Federal National Mortgage Association (“FNMA”). These certificates are backed by mortgage loans made by Puerto Rico lending institutions. They are subject to prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

The accompanying notes are an integral part of these financial statements.

TAX-FREE HIGH GRADE PORTFOLIO BOND FUND II FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

B

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

D

FHLMC - represents mortgage-backed obligations guaranteed by the Federal Home Loans Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

E	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

F	Revenue Bonds - issued by government agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

G

Revenue Bonds - issued by government agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

H	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.